Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(7.03%)
Annual Return 2015	4.17%
Annual Return 2016	(5.62%)
Annual Return 2017	29.18%
Annual Return 2018	(17.09%)
Annual Return 2019	24.35%
Annual Return 2020	18.27%
Annual Return 2021	6.83%
Annual Return 2022	(20.62%)
Annual Return 2023	13.67%